Summary of personnel expenses - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Total	78,434	84,795	85,101
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total	1,927	1,894	1,795
Aggregate continuing and discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total	80,361	86,689	86,896